Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Proceeds from related party Whiskey Notes	$ 1,100,000	$ 0	$ 800,000
Proceeds from related party convertible notes	$ 0	$ 1,200,000	$ 2,950,000	$ 4,675,000